Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables

12. Trade and other receivables

	2022	2021
	£	£
Other receivables	56,264	-
VAT owed to the Group	27,055	70,650
Prepaid clinical trial costs	307,519	336,770
Other prepayments	528,618	474,533
	919,456	881,953

The fair value of trade and other receivables are not materially different to the book value.